GENERAL ORGANIZATION AND BUSINESS (Details) (USD $)	Apr. 30, 2014	Jul. 31, 2013	Jul. 31, 2012
GENERAL ORGANIZATION AND BUSINESS [Abstract]
Accumulated deficit since inception	$ 1,392,903	$ 568,746	$ 51,375